Depreciation and amortisation - Summary of Depreciation And Amortisation (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Depreciation and amortisation expense [abstract]
Depreciation of property, plant and equipment (refer note 5)	₨ 10,615	₨ 9,865	₨ 8,187
Amortisation of intangible assets (refer note 6)	1,166	1,145	1,118
Depreciation of right of use assets (refer note 7)	245	230	191
Total	₨ 12,026	₨ 11,240	₨ 9,496